Taxation - Income tax expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income/(loss) before income tax expenses
Income /(loss) before income tax expenses, International entities	$ (16,367)	$ (14,358)	$ (1,826)
Income /(loss) before income tax expenses, PRC entities	1,453	1,574	(2,265)
Loss before income tax	(14,914)	(12,784)	(4,091)
Current income tax expenses, International entities	281	50	48
Current income tax expenses	281	50	48
Deferred income tax expenses/(benefit), International entities	(163)	10	52
Deferred income tax benefit	(163)	10	52
Income tax expenses, International entities	118	60	100
Income tax expenses/(benefit)	$ 118	$ 60	$ 100